Average Annual Total Returns - Class I2 - Transamerica SmallMid Cap Value	I2 1 Year	I2 5 Years	I2 10 Years	I2 Inception Date	I2 Return After Taxes on Distributions 1 Year	I2 Return After Taxes on Distributions 5 Years	I2 Return After Taxes on Distributions 10 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 1 Year	I2 Return After Taxes on Distributions and Sale of Fund Shares 5 Years	I2 Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) 1 Year		Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) 5 Years		Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	3.77%	10.07%	9.81%	Nov. 15, 2005	3.55%	8.04%	7.93%	2.38%	7.45%	7.51%	4.88%	[1]	9.43%	[1]	9.33%	[1]

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